S000088170 [Member] Expense Example - Global Opportunities Fund - Class N	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 166
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	$ 2,316